CONDENSED CONSOLIDATED BALANCE SHEET (Parenthetical) - $ / shares	Jun. 30, 2022	Dec. 31, 2021
Preferred stock, par value, (per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Class A common stock
Common shares, par value, (per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized	100,000,000	100,000,000
Common shares, shares issued	585,275	585,275
Common shares, shares outstanding	585,275	585,275
Class A common stock subject to redemption
Common shares, shares outstanding		11,500,000
Common share redemption price (per share)	$ 10.30	$ 10.20
Common shares, shares subject to possible redemption	11,500,000	11,500,000
Class B common stock
Common shares, par value, (per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized	10,000,000	10,000,000
Common shares, shares issued	2,875,000	2,875,000
Common shares, shares outstanding	2,875,000	2,875,000